Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity File Number	0-7928
Entity Registrant Name	COMTECH TELECOMMUNICATIONS CORP /DE/
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2139466
Entity Address, Address Line One	305 N 54th Street
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	480
Local Phone Number	333-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	CMTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000023197